LONG-TERM LOANS AND OTHER BORROWINGS - Bonds (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bonds and notes
Borrowings and other credit facilities
Total loans and other borrowings	Rp 9,969	Rp 10,495
2010 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,995
Interest rate (as a percent)	10.20%
Maximum debt to equity ratio	2
Minimum EBITDA to interest ratio	5
Minimum debt service coverage	125.00%
2015 Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 7,000
Maximum debt to equity ratio	2
Minimum EBITDA to interest ratio	4
Minimum debt service coverage	125.00%
2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,200
Interest rate (as a percent)	9.93%
2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,100
Interest rate (as a percent)	10.25%
2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,200
Interest rate (as a percent)	10.60%
2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,500
Interest rate (as a percent)	11.00%